Cash and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Marketable Securities
Amortized cost, fair value and gross unrealized gains and losses of the Company's short- and long-term investments in Debt and Equity securities

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale and trading securities, December 31, 2012:
Debt securities	$99,071	$5,773	$(20)	$104,824
Equity securities	38,786	3,809	(1,616)	40,979

Total securities	$137,857	$9,582	$(1,636)	$145,803

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale and trading securities, December, 31, 2011:
Debt securities	$95,135	$5,795	$(68)	$100,862
Equity securities	40,558	2,953	(1,891)	41,620

Total securities	$135,693	$8,748	$(1,959)	$142,482

Schedule of proceeds, gross realized gains and gross realized losses, each resulting from sales of available-for-sale securities and impairment charges due to other than temporary declines in the value of certain investments

	Year Ended December 31,
(In thousands)	2012	2011	2010
Proceeds from sales of securities	$22,612	$45,065	$20,071
Gross realized gains, pre-tax	1,990	6,065	2,326
Gross realized gains, net of tax	1,218	3,714	1,418
Gross realized losses, pre-tax	(20)	(249)	(207)
Gross realized losses, net of tax	(12)	(153)	(126)
Impairment charges, pre-tax	—	(195)	(174)
Impairment charges, net of tax	—	(119)	(106)